Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions		2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ (112)	$ (2)		$ (2)	$ 3	$ 0
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		(3)	$ 8	(8)	0	0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		1		2	5	(2)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ 0		$ 4	$ (2)	$ 2